Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income and Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	$ 488
Other comprehensive income (loss) before reclassification	[1]	(4,422)
Amount reclassified from accumulated other comprehensive income	[1]	(185)
Net of tax amount		(4,607)	[1]	$ 26	$ 3,064
Ending balance	[1]	(4,119)		488
Unrealized gains on available for sale securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	488		462
Other comprehensive income (loss) before reclassification	[1]	(4,740)		439
Amount reclassified from accumulated other comprehensive income	[1]	(185)		(413)
Net of tax amount	[1]	(4,925)		26
Ending balance	[1]	(4,437)		$ 488	$ 462
Unrealized gain on pension liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassification	[1]	318
Net of tax amount	[1]	318
Ending balance	[1]	$ 318

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.